INCOME TAXES - Effective Income Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Earnings before income taxes	$ 0	$ (1)	$ (2)	$ (2)
Effective Income Tax Rate Reconciliation, Deduction, Amount
Total	0	0	0	0
Galaxy Digital Holdings, LP
Effective Income Tax Rate Reconciliation [Line Items]
Earnings before income taxes	(301,544)	397,454	329,783	244,428	$ (844,420)
Income tax at Cayman statutory tax rate, amount			$ 0	$ 0	$ 0
Income tax at Cayman statutory tax rate, percent			0.00%	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Rate Difference On Entity Level Partnership Tax			(4.72%)	4.44%	1.09%
Effective Income Tax Rate Reconciliation, Rate Difference On Entity Level Partnership Tax, Amount			$ (15,558)	$ 10,864	$ (9,192)
Effective Income Tax Rate Reconciliation, Deduction, Amount
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount			(1,381)	5,050	(19,099)
Total	$ (6,112)	$ 9,327	$ (16,939)	$ 15,914	$ (28,291)
Effective Income Tax Rate Reconciliation, Percent
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent			(0.42%)	2.07%	2.26%
Total income tax expense / (benefit) and effective income tax rate	2.04%	2.35%	(5.14%)	6.51%	3.35%